Equipment (details) (Equipment, USD $)	Equipment USD ($)
Net Book Value at Dec. 31, 2011	$ 23,811
Cost of equipment	47,861
Accumulated Amortization of equipment	32,726
Net Book Value. at Dec. 31, 2012	$ 15,135